Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes
Organization and Business Operations

NOTE 1 - ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN CONSIDERATION

Key Link Assets Corp. (the "Company") was incorporated in the State of Delaware on May 13, 2010 for the purpose of acquiring a portfolio of heavily discounted real estate properties in the Chicago metropolitan area. The Company has changed its focus and now plans to acquire small and medium sized grocery stores in non-urban locales that are not directly served by large national supermarket chains.

Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 915-205 “Development-Stage Entities” and among the additional disclosures required as a development stage company are that the financial statements were identified as those of a development stage company, and that the statement of operations, stockholders’ deficit and cash flows disclosed activity since the date of our Inception (May 13, 2010) as a development stage company.  Effective June 10, 2014, FASB changed its regulations with respect to Development Stage Entities and these additional disclosures are no longer required for annual reporting periods beginning after December 15, 2014 with the option for entities to early adopt these new provisions.  The Company has elected to early adopt these provisions and consequently these additional disclosures are not included in these financial statements.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. As of June 30, 2015, the Company had an accumulated deficit of $178,610 negative working capital of $48,563 and has earned no revenues since inception. The Company intends to fund its operations through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements.

The ability of the Company to emerge from the development stage is dependent upon, among other things, obtaining additional financing to continue operations, and the implementation of its business plan. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

Key Link Assets Corp. (the "Company") was incorporated in the State of Delaware on May 13, 2010 for the purpose of acquiring a portfolio of heavily discounted real estate properties in the Chicago metropolitan area. Thereafter, the Company changed its focus and now plans to acquire small and medium sized grocery stores in non-urban locales that are not directly served by large national supermarket chains.

As of the date of this report, the Company has not yet commenced operations. The Company's primary activities since incorporation have been organizational in nature and related to the Company’s formation and the filing of a registration statement. The Company has not generated any revenues from these activities.